Fair value measurement (Tables)	12 Months Ended
Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Schedule of Fair Value Measurements of Warrants

The following table provides quantitative information regarding Level 3 fair value measurements for Private Warrants as of June 30, 2025 and 2024. The Representative Warrants were valued using similar information, except for the strike price which is USD$12.

	June 30,	June 30,
	2025	2024
	$USD	$USD
Exercise price	$11.50	$11.50
Share price	$0.75	$0.97
Volatility	73.6%	54.9%
Expected life	3.73	4.73
Risk-free rate	3.72%	4.33%
Dividend yield	0%	-%

Schedule of Changes in the Fair Value

The following table presents a summary of the changes in the fair value of the Private Warrants Penny Warrants, and Arena Warrants, Level 3 liabilities, measured on a recurring basis.

	Private Placement	Representative	Arena Ordinary Share	Penny	Total Warrant Liabilities
	$AUD	$AUD	$AUD		$AUD
Fair value as of June 30, 2023	$-	$-	$-	$-	$-
Initial measurement at Business Combination	44,339	847	117,193	218,108	380,487
Change in fair value	(31,684)	(826)	(37,986)	(71,378)	(141,874)
Fair value as of June 30, 2024	12,655	$21	$79,207	$146,730	$238,613
Change in fair value	(3,036)	(21)	(10,728)	(43,910)	(57,695)
Fair value as of June 30, 2025	$9,619	$-	$68,479	$102,820	$180,918

Warrants [member]
IfrsStatementLineItems [Line Items]
Schedule of Fair Value Measurements of Warrants

The following table provides quantitative information regarding Level 3 fair value measurements for the Penny Warrants and the Arena Ordinary Share Warrants as of June 30, 2025 and 2024.

	June 30,	June 30,	Initial value April 8,
	2025	2024	2024
	$USD	$USD	$USD
Exercise price	92.5% of average lowest daily VWAP during the 10 preceding trading days	92.5% of average lowest daily VWAP during the 10 preceding trading days	92.5% of average lowest daily VWAP during the 10 preceding trading days
Share price	0.75	$0.97	$1.43
Volatility	73.6%	54.9%	51.9%
Expected life	3.77	4.83	5.00
Risk-free rate	3.72%	4.33%	4.43%
Dividend yield	-%	-%	-%